                                  VANCE SANDERS
                                  EXCHANGE FUND
                               PERFORMANCE RESULTS+
-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                       (STANDARDIZED SEC PERFORMANCE DATA
                      FOR THE PERIODS ENDED APRIL 30, 1997)
-------------------------------------------------------------------------------

                                                                          TOTAL
                                                                         RETURN
-------------------------------------------------------------------------------
Six months                                                                12.7%
-------------------------------------------------------------------------------
One year                                                                  24.3%
-------------------------------------------------------------------------------
Five years                                                                16.3%
-------------------------------------------------------------------------------
Ten years                                                                 13.5%
-------------------------------------------------------------------------------
Life of Fund (3/17/67)                                                    14.2%
-------------------------------------------------------------------------------
                             CUMULATIVE TOTAL RETURN
                                  LIFE OF FUND
                               (6/1/76 TO 4/30/97)
-------------------------------------------------------------------------------
Vance Sanders Exchange Fund                                             1492.7%
-------------------------------------------------------------------------------
Dow Jones Industrial Average                                            1640.2%
-------------------------------------------------------------------------------
Standard & Poor's 500                                                   1710.9%
-------------------------------------------------------------------------------
+ Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Dow Jones Industrial Average and the Standard & Poor's 500 are unmanaged lists of common stocks.

This report must be preceded or accompanied by a prospectus which contains more complete information on the Fund including its distribution plan, sales charges and expenses. Please read the prospectus carefully before investing.

                                     [LOGO]
                                   EATON VANCE
                              The Boston Tradition
                              Funds offered through
                         Eaton Vance Distributors, Inc.
                 24 Federal Street, Boston, Massachusetts 02110
                                                           6/97

                                  VANCE SANDERS
                                  EXCHANGE FUND

                                 An Eaton Vance
                                  Exchange Fund

                               Semi-Annual Report
                                 April 30, 1997

                               [Graphic omitted]

                                 TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED APRIL 30, 1997, VANCE SANDERS EXCHANGE FUND HAD A TOTAL RETURN OF 12.7%. That return resulted from an increase in net asset value to $459.04 per share from $408.59 per share, and the reinvestment of $1.50 in income dividends. This return compares favorably to the average total return of mutual funds in the Lipper Growth Fund Category, which was 7.15% during the period.*

 FOR THE SIX MONTHS ENDED APRIL 30, 1997, VANCE SANDERS EXCHANGE FUND HAD A TOTAL RETURN OF 12.7%.

AFTER EXPERIENCING MODERATE GROWTH IN THE FOURTH QUARTER OF 1996, THE U.S. ECONOMY IN THE FIRST QUARTER OF 1997 HAS BEEN MARKED BY STRONGER-THAN-EXPECTED GROWTH, A TIGHTENING LABOR MARKET, AND UNEASINESS OVER INFLATION. First quarter Gross Domestic Product (GDP) grew at a remarkably fast 5.8% annualized rate, the strongest quarterly growth in over a decade, while unemployment dropped to 4.9% in April, the lowest it has been since 1973. Inflation, which has been low throughout the period, remains benign. Producer, or wholesale, prices declined 0.6% during the month of April, while consumer prices showed a modest increase of 0.1%. A report on a surging productivity increase of 2.0% in April, the highest monthly rise in three years, may help explain why the continued economic strength has not yet led to a rise in inflation.

THE STOCK MARKET HAS SHOWN INCREASED VOLATILITY IN 1997, RESPONDING TO A ROBUST ECONOMY, AN INCREASE IN SHORT-TERM INTEREST RATES IN MARCH, AND CONCERNS OVER FURTHER RATE HIKES BY THE FEDERAL RESERVE. Within a six-week period in March and April, the Dow Jones Industrial Average declined almost 10%, and then fully recovered to reach new record highs. High-quality, blue chip stocks have generally continued to perform well, while the performance of small capitalization stocks has lagged.

THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS HAS BEEN FAVORABLE FOR THIS FUND. Strong earnings reports from Portfolio companies and a bullish market for large capitalization blue chip stocks have combined to produce solid returns for shareholders. We have taken advantage of the recent volatility in the equity market. Volatility benefits this Fund because it allows us to build up existing positions and to add new positions - at advantageous prices - in companies we believe have strong long-term growth prospects. Over the last six months, we have increased positions in the oil and gas exploration, health care services, and financial sectors where we feel the growth prospects remain quite strong.

THE REORGANIZATION OF VANCE SANDERS EXCHANGE FUND FROM A PARTNERSHIP TO A MASSACHUSETTS BUSINESS TRUST IN THE FALL OF 1996 CONTINUES TO BENEFIT SHAREHOLDERS. As part of the Tax-Managed Growth Portfolio, through Hub & Spoke(R), shareholders of the Fund benefit from a greater diversification among stocks, industries, and sectors, and from the Portfolio's lower expense ratio, increased management flexibility, and greater potential for future capital appreciation. Opening the Portfolio to new investors allows management to add new growth companies to the Portfolio.

ONE RESULT OF THE NEW STRUCTURE, A LOWER DIVIDEND, CAN BE ATTRIBUTED TO THE INVESTMENT OF NEW FUNDS IN THE PORTFOLIO INTO A STOCK MARKET WITH A LOWER OVERALL DIVIDEND YIELD. Shareholders who wish to receive an income percentage larger than that provided by the current dividend may find that a systematic withdrawal plan meets their needs. In addition to providing a fixed, dependable income stream, a systematic withdrawal may be taxed at capital gains rates, which are lower than income rates for many shareholders.

"STRONG EARNINGS REPORTS FROM PORTFOLIO COMPANIES AND A BULLISH MARKET FOR LARGE
 CAPITALIZATION BLUE CHIP STOCKS HAVE COMBINED TO PRODUCE SOLID RETURNS FOR SHAREHOLDERS."

[Photo of Landon T. Clay]        Sincerely,

                             /s/ Landon T. Clay

                                 LANDON T. CLAY
                                    President
                                  June 9, 1997


*It is not possible to invest in a Lipper category.

-------------------------------------------------------------------------------
       Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks including possible loss of principal invested.
-------------------------------------------------------------------------------

                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                       As of April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
ASSET:
  Investment in Tax-Managed Growth Portfolio
    (Portfolio), at value (Note 1A)
    (Identified cost, $48,045,056)                              $299,254,076
LIABILITIES:
  Payable to affiliate --
    Trustees' fees (Note 4)                            $   265
  Accrued expenses                                      10,346
                                                       -------
      Total liabilities                                               10,611
                                                                ------------
NET ASSETS for 651,887 shares of beneficial interest
  outstanding                                                   $299,243,465
                                                                ============
SOURCES OF NET ASSETS:
  Accumulated undistributed net realized gain on
    investment transactions (computed on the basis of
    identified cost), less the excess of cost of Fund
    shares redeemed over proceeds from sales of Fund
    shares (including shares issued to shareholders
    electing to receive payment of distributions in
    Fund shares)                                                $ 47,974,997
  Accumulated undistributed net investment income                     59,448
  Unrealized appreciation of investment transactions
    (computed on the basis of identified cost)                   251,209,020
                                                                ------------
      Total                                                     $299,243,465
                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($299,243,465 / 651,887 shares of beneficial
  interest outstanding)                                            $459.04
                                                                   =======

                       See notes to financial statements

                                   STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------
                        For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Income --
    Dividend income allocated from Portfolio (net of foreign
      taxes withheld of $17,972)                                                    $ 2,053,657
    Interest income allocated from Portfolio                                            321,947
    Expenses allocated from Portfolio                                                  (898,590)
                                                                                    -----------
      Net investment income from Portfolio                                          $ 1,477,014
                                                                                    -----------
  Expenses --
    Compensation of Directors not members of the
      Administrator's organization (Note 4)                       $       658
    Custodian fees                                                     12,900
    Transfer and dividend disbursing agent fees                         7,500
    Printing and postage                                               31,583
    Legal and accounting services                                      28,892
    Miscellaneous                                                       7,294
                                                                  -----------
      Total expenses                                                                     88,827
                                                                                    -----------
        Net investment income                                                       $ 1,388,187
                                                                                    -----------
Realized and Unrealized Gain (Loss) from Portfolio:
    Net realized gain from Portfolio (identified cost basis)                        $11,517,005
  Increase in unrealized appreciation --
    Investment transactions                                       $21,225,837
    Securities sold short                                             101,949
                                                                  -----------
        Increase in unrealized appreciation                                          21,327,786
                                                                                    -----------
          Net realized and unrealized gain                                          $32,844,791
                                                                                    -----------
            Net increase in net assets from operations                              $34,232,978
                                                                                    ===========

                       See notes to financial statements

                                                  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                 APRIL 30, 1997         PERIOD ENDED          PERIOD ENDED           YEAR ENDED
                                                   (UNAUDITED)        OCTOBER 31, 1996*     AUGUST 31, 1996**     DECEMBER 31, 1995
                                                 ----------------     -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations --
  Net investment income                            $  1,388,187          $    286,874          $  1,715,867          $  2,508,193
  Net realized gain                                  11,517,005               666,373             7,213,979             9,325,132
  Change in unrealized appreciation                  21,327,786            20,785,561            12,790,346            51,653,643
                                                   ------------          ------------          ------------          ------------
      Net increase in net assets from operations   $ 34,232,978          $ 21,738,808          $ 21,720,192          $ 63,486,968
                                                   ------------          ------------          ------------          ------------
Distributions to shareholders  --
    From net investment income                     $   (983,700)         $   (286,874)         $ (1,825,608)         $ (2,400,734)
    In excess of net investment income                    --                 (345,039)                --                    --
                                                   ------------          ------------          ------------          ------------
      Total distributions to shareholders          $   (983,700)         $   (631,913)         $ (1,825,608)         $ (2,400,734)
                                                   ------------          ------------          ------------          ------------
Net decrease in net assets from Fund share
  transactions (Note 2)                            $ (4,565,435)         $ (1,365,293)         $ (6,108,867)         $ (9,472,006)
                                                   ------------          ------------          ------------          ------------
      Net increase in net assets                   $ 28,683,843          $ 19,741,602          $ 13,785,717          $ 51,614,228
NET ASSETS:
  At beginning of period                            270,559,622           250,818,020           237,032,303           185,418,075
                                                   ------------          ------------          ------------          ------------
  At end of period                                 $299,243,465          $270,559,622          $250,818,020          $237,032,303
                                                   ============          ============          ============          ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME  INCLUDED
  IN NET ASSETS:
  At end of period                                 $     59,448          $   (345,039)         $  2,893,962          $  3,003,703
                                                   ============          ============          ============          ============

 * For the two month period ended October 31, 1996 (Note 5).
** For the eight month period ended August 31, 1996 (Note 5).

                       See notes to financial statements

                                                     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                        SIX MONTHS ENDED
                            APRIL 30,    PERIOD ENDED PERIOD ENDED                      YEAR ENDED DECEMBER 31,
                              1997        OCTOBER 31,   AUGUST 31, ----------------------------------------------------------------
                           (UNAUDITED)       1996*        1996**       1995       1994          1993          1992          1991
                            --------       --------     --------     --------   --------      --------      --------      --------
NET ASSET VALUE,
  beginning of period       $408.590       $376.860     $347.570     $259.490   $251.710      $246.130      $241.030      $181.960
                            --------       --------     --------     --------   --------      --------      --------      --------
INCOME (LOSS) FROM
  OPERATIONS:
  Net investment income     $  2.112       $  0.451     $  2.644     $  3.800   $  3.406      $  3.141      $  3.198      $  3.743
  Net realized and
    unrealized gain
    on investments            49.838         32.229       29.346       87.730      7.424         5.599         5.012        58.777
                            --------       --------     --------     --------   --------      --------      --------      --------
      Total income
        from operations     $ 51.950       $ 32.680     $ 31.990     $ 91.530   $ 10.830      $  8.740      $  8.210      $ 62.520
                            --------       --------     --------     --------   --------      --------      --------      --------

LESS DISTRIBUTIONS:
  From net investment
     income                 $ (1.500)      $ (0.431)    $ (2.700)    $ (3.450)  $ (3.050)     $ (3.000)     $ (3.050)     $ (3.450)
  In excess of net
    investment income           --           (0.519)        --           --         --            --            --            --
  From net realized
    gain on investments         --             --           --           --         --          (0.160)       (0.060)         --
                            --------       --------     --------     --------   --------      --------      --------      --------
      Total distributions   $ (1.500)      $ (0.950)    $ (2.700)    $ (3.450)  $ (3.050)     $ (3.160)     $ (3.110)     $ (3.450)
                            --------       --------     --------     --------   --------      --------      --------      --------
NET ASSET VALUE, end
  of period                 $459.040       $408.590     $376.860     $347.570   $259.490      $251.710      $246.130      $241.030
                            ========       ========     ========     ========   ========      ========      ========      ========
TOTAL RETURN(1)               12.73%          8.68%        9.22%       35.50%      4.39%         3.63%         3.50%        34.76%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
    period (000's omitted)  $299,243       $270,560     $250,818     $237,032   $185,418      $188,538      $195,679      $201,607
  Ratio of expenses to
    average net assets(2)      0.69%+         0.70%+       0.71%+       0.70%      0.71%         0.71%         0.71%         0.71%
  Ratio of net investment
    income to average net
    assets                     0.97%+         0.65%+       1.03%+       1.19%      1.31%         1.22%         1.31%         1.70%
PORTFOLIO TURNOVER(3)           --             --             3%           0%         3%            3%            5%            7%
AVERAGE COMMISSION RATE
  PAID(4)                       --             --       $ 0.0589         --         --            --            --            --

  + Annualized.
  * For the two month period ended October 31, 1996 (Note 5).
 ** For the eight month period ended August 31, 1996 (Note 5).
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(4) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for securities trades on which commissions were charged. The average commission rate paid for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                      See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Vance Sanders Exchange Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund invests all of its investable assets in interests in the Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (24.0% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and net realized short-term capital gain. Accordingly, no provision for federal income or excise tax is necessary. The Fund will generally designate as undistributed any taxable net realized long-term gain (but reserves the right to distribute such gain in any year) and pay the federal tax thereon on behalf of shareholders. Provision for such tax will be recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date. Prior to September 1, 1996, the Fund was a Partnership and therefore no provision for federal or state taxes was necessary as each partner was responsible for the payment of taxes on their share of taxable income.

D. OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E. DISTRIBUTIONS -- Generally accepted accounting principles require that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes be classified as distributions in excess of net investment income or accumulated net realized gains.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

H. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to April 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

-------------------------------------------------------------------------------
(2) SHARES OF BENEFICIAL INTEREST AND PARTNERSHIP INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Prior to September 1, 1996, when the Fund was reorganized as a Massachusetts business trust, the Fund was organized as a partnership. Transactions in fund shares and shares of partnership interest were as follows:

                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 1997                  PERIOD ENDED
                                                                     (UNAUDITED)                  OCTOBER 31, 1996*
                                                              ------------------------------  -----------------------------
                                                                 SHARES          AMOUNT         SHARES          AMOUNT
                                                              ------------  ----------------  -----------  ----------------
Issued to shareholders electing to receive payment of
  distributions in Fund shares                                        228       $    99,748          172       $    68,477
Redemptions                                                       (10,514)       (4,665,183)      (3,545)       (1,433,770)
                                                                  -------       -----------       ------       -----------
    Net increase (decrease)                                       (10,286)      $(4,565,435)      (3,373)      $(1,365,293)
                                                                  =======       ===========       ======       ===========

                                     PERIOD ENDED AUGUST 31, 1996**                 YEAR ENDED DECEMBER 31, 1995
                              --------------------------------------------  --------------------------------------------
                                        SHARES                                        SHARES
                              --------------------------                    --------------------------
                                GENERAL       LIMITED                         GENERAL       LIMITED
                                PARTNERS      PARTNERS         AMOUNT         PARTNERS      PARTNERS         AMOUNT
                              ------------  ------------  ---------------   ------------  ------------  ---------------
Issued to shareholders
  electing to receive
  payment of distributions
  in Fund shares                  67            478       $   200,485           109           815       $   269,807
Redemptions                       --        (16,961)       (6,309,352)          --        (33,511)       (9,741,811)
                                  --        -------       -----------           ---       -------       -----------
    Net increase (decrease)       67        (16,483)      $(6,108,867)          109       (32,696)      $(9,472,006)
                                  ==        =======       ===========           ===       =======       ===========
  *For the two-month period ended October 31, 1996 (Note 5).
**For the eight-month period ended August 31, 1996 (Note 5).

-------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $2,659 and $5,867,862, respectively for the six months ended April 30, 1997. In addition, during the period, investments were distributed in payment for Fund shares redeemed, resulting in realized capital gains for book purposes of $6,296,203.

------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) series as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and directors of the Fund are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(5) CHANGE IN FISCAL YEAR AND REORGANIZATION
Effective September 1, 1996, the Fund changed its fiscal year end from August 31 to October 31 and was reorganized as a Masachusetts Business Trust. The eight-month period ended August 31, 1996 and the year ended December 31, 1995 reflect the Fund's operations as a Partnership prior to its reorganization.

                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 1997
                                  (UNAUDITED)

-------------------------------------------------------------------------------
                            COMMON STOCKS - 94.7%
-------------------------------------------------------------------------------
NAME OF COMPANY                                      SHARES         VALUE
-------------------------------------------------------------------------------
ADVERTISING 1.3%
Interpublic Group Companies., Inc.                   131,000   $      7,417,875
Omnicom Group, Inc.                                  170,000          9,010,000
                                                               ----------------
                                                               $     16,427,875
                                                               ----------------
AEROSPACE AND DEFENSE - 2.0%
Boeing Company (The)                                 155,370   $     15,323,366
Raytheon Co.                                         226,544          9,882,982
                                                               ----------------
                                                               $     25,206,348
                                                               ----------------
BANKS - REGIONAL - 1.2%
BankAmerica Corporation                               20,812   $      2,432,403
First Chicago NBD Corporation                         43,007          2,419,139
Norwest Corporation                                  210,000         10,473,750
                                                               ----------------
                                                               $     15,325,292
                                                               ----------------
BANKS AND MONEY SERVICES - 1.1%
Citicorp                                             115,000   $     12,951,875
Wells Fargo & Co.                                      4,265          1,137,689
                                                               ----------------
                                                               $     14,089,564
                                                               ----------------
BEVERAGES - 5.4%
Anheuser-Busch Cos., Inc.                            210,260   $      9,014,898
Coca-Cola Co.                                        430,883         27,414,930
PepsiCo, Inc.                                        896,292         31,258,183
                                                               ----------------
                                                               $     67,688,011
                                                               ----------------
BROADCASTING AND CABLE - 0.2%
Cox Communications Inc., Class A*                     93,319   $      1,819,721
                                                               ----------------

BUILDING MATERIALS - 0.3%
Masco Corporation                                     55,540   $      2,096,635
Stanley Works (The)                                   40,490          1,574,049
                                                               ----------------
                                                               $      3,670,684
                                                               ----------------

BUSINESS SERVICES - MISCELLANEOUS - 0.8%
ACNielson Corp.                                       45,669   $        685,030
Cognizant Corp.                                      137,006          4,469,821
Manpower, Inc.                                       110,000          4,413,750
                                                               ----------------
                                                               $      9,568,601
                                                               ----------------
CHEMICALS - 2.5%
Bayer AG Sponsored American
  Depositary Receipt ADR                              40,000   $      1,591,528
Dow Chemical Co. (The)                                25,248          2,142,924
E.I. Du Pont de Nemours & Co., Inc.                   44,800          4,754,400
Illinois Tool Works, Inc.                             10,000            913,750
Monsanto Co.                                         506,680         21,660,569
                                                               ----------------
                                                               $     31,063,171
                                                               ----------------
COMMUNICATIONS EQUIPMENT - 2.0%
L.M. Ericsson Telephone Co. ADR                       66,000   $      2,219,250
Nokia Corp. ADR Class A                              280,000         18,094,999
Northern Telecom Ltd.                                 55,870          4,057,559
                                                               ----------------
                                                               $     24,371,808
                                                               ----------------
COMPUTER SOFTWARE - 2.1%
Computer Associates International, Inc.              195,000   $     10,140,000
Digital Equipment Corp.*                              37,680          1,125,690
Microsoft Corp.*                                      40,000          4,860,000
Oracle Corp.*                                        250,000          9,937,500
                                                               ----------------
                                                               $     26,063,190
                                                               ----------------
COMPUTERS AND BUSINESS EQUIPMENT - 3.5%
Hewlett-Packard Co.                                  479,528   $     25,175,219
Imation Corporation*                                   2,628             62,087
International Business Machines Corp.                 53,051          8,527,948
Xerox Corp.                                          160,000          9,840,000
                                                               ----------------
                                                               $     43,605,254
                                                               ----------------
CONTAINERS AND PACKAGING - 0.9%
Crown Cork & Seal Co., Inc.                          215,000   $     11,771,250
                                                               ----------------

DISTRIBUTION - 0.9%
Supervalu, Inc.                                       51,506   $      1,577,371
Sysco Corp.                                          277,760          9,860,480
                                                               ----------------
                                                               $     11,437,851
                                                               ----------------

DRUGS - 10.4%
Allegiance Corporation*                               22,661   $        501,375
Amgen, Inc.                                           80,000          4,710,000
Astra AB Class A                                     420,000         17,184,384
Astra AB Class B                                      60,000          2,382,252
Bristol-Myers Squibb Co.                             113,720          7,448,660
Elan Corp., PLC ADR*                                 330,000         11,220,000
Genentech, Inc.*                                      80,000          4,690,000
Genzyme Corp.                                        380,000          8,787,500
Merck & Co., Inc.                                    239,075         21,636,287
Pfizer, Inc.                                         290,752         27,912,191
Schering-Plough Corp.                                138,120         11,049,600
Smithkline Beecham PLC ADR                            37,520          3,025,050
Warner-Lambert Co.                                    94,644          9,275,112
                                                               ----------------
                                                               $    129,822,411
                                                               ----------------
ELECTRIC UTILITIES - 0.1%
Citizens Utilities Corp., Class A*                    57,198   $        664,931
                                                               ----------------

ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.                                 150,948   $      7,660,611
General Electric Co.                                  74,114          8,217,390
Lincoln Electric Co.                                  19,700            758,450
Lincoln Electric Co. Class A                          19,700            630,400
                                                               ----------------
                                                               $     17,266,851
                                                               ----------------
ELECTRONICS - INSTRUMENTS - 1 0%
AMP Inc.                                             112,340   $      4,030,198
Thermo Electron Corp.                                250,000          8,625,000
                                                               ----------------
                                                               $     12,655,198
                                                               ----------------
ELECTRONICS - SEMICONDUCTORS - 4.8%
Intel Corp.                                          343,948   $     52,667,037
Texas Instruments, Inc.                               84,390          7,531,808
                                                               ----------------
                                                               $     60,198,845
                                                               ----------------
ENTERTAINMENT - 0.2%
Walt Disney Company (The)                             26,600   $      2,181,200
                                                               ----------------

ENVIRONMENTAL SERVICES - 0.3%
Gilbert Associates, Inc. Class A                      78,125   $      1,035,156
WMX Technologies, Inc.                                77,930          2,289,194
                                                               ----------------
                                                               $      3,324,350
                                                               ----------------

FINANCIAL - MISCELLANEOUS - 2 5%
American Express Co.                                  76,798   $      5,059,068
Federal National Mortgage Association                428,820         17,635,223
MGIC Investment Corp.                                105,000          8,531,250
                                                               ----------------
                                                               $     31,225,541
                                                               ----------------
FOODS - 1.5%
Earthgrains Company (The)                              4,204   $        240,679
McCormick & Co., Inc., Non-voting                    229,298          5,417,165
Pioneer Hi-Bred International, Inc.                  107,000          7,556,875
Unilever ADR                                          25,000          4,906,250
                                                               ----------------
                                                               $     18,120,969
                                                               ----------------
HEALTH SERVICES - 0.1%
Covance, Inc.                                         31,250   $        460,938
Medpartners, Inc.*                                    17,696            322,952
Quest Diagnostics, Inc.                               15,625            275,391
                                                               ----------------
                                                               $      1,059,281
                                                               ----------------
HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Co.                                 21,826   $      2,422,686
Gillette Company                                      90,400          7,684,000
Kimberley-Clark Corp.                                114,620          5,874,275
Rubbermaid, Inc.                                      78,920          1,894,080
                                                               ----------------
                                                               $     17,875,041
                                                               ----------------
INDUSTRIAL EQUIPMENT - 2.2%
Dover Corp.                                          164,580   $      8,722,740
General Signal Corp.                                  68,600          2,692,550
Goulds Pumps, Inc.                                   110,539          4,034,674
Parker-Hannifin Corp.                                 76,099          3,785,925
Tecumseh Products Co. Class A                        135,290          7,305,660
Tecumseh Products Co. Class B                          5,000            260,000
                                                               ----------------
                                                               $     26,801,549
                                                               ----------------
INFORMATION SERVICES - 3.6%
Automatic Data Processing, Inc.                      326,040   $     14,753,310
Dun & Bradstreet Corp. (The)                         132,196          3,255,327
Electronic Data Systems Corp.                        180,000          6,007,500
Reuters Holdings PLC, ADR                            355,090         21,882,420
                                                               ----------------
                                                               $     45,898,557
                                                               ----------------

INSURANCE - 8.7%
American International Group, Inc.                   226,633   $     29,122,340
Berkshire Hathaway Inc. Class A                           50          1,900,000
Berkshire Hathaway Inc. Class B                           21             26,691
Chubb Corporation                                    101,050          5,835,638
General RE Corp.                                     112,446         18,806,593
Highlands Insurance Group, Inc.*                       5,070             89,359
Kansas City Life Insurance Co.                        35,400          2,389,500
Marsh & McLennan Cos., Inc.                          137,172         16,529,226
Mutual Risk Management Ltd.                          165,000          6,063,750
Progressive Corp.                                    170,000         12,941,250
Provident Companies, Inc.                              9,599            536,344
Providian Corp.                                       46,794          2,702,354
Seafield Capital Corp.                                35,960          1,141,730
St. Paul Companies, Inc. (The)                       130,280          8,728,760
Torchmark Corp.                                       31,425          1,952,278
                                                               ----------------
                                                               $    108,765,813
                                                               ----------------
MEDICAL PRODUCTS - 6.3%
Abbott Laboratories                                   80,000   $      4,880,000
Bausch & Lomb Inc.                                   145,574          5,877,550
Baxter International, Inc.                           265,828         12,726,516
Boston Scientific Corporation*                       255,000         12,303,750
Johnson & Johnson                                    449,040         27,503,699
Medtronic, Inc.                                      122,000          8,448,500
Sofamor Danek Group, Inc.*                           173,000          6,747,000
                                                               ----------------
                                                               $     78,487,015
                                                               ----------------
METALS - INDUSTRIAL - 0.5%
Inco Ltd                                             124,000   $      3,968,000
Nucor Corp.                                           40,000          1,990,000
                                                               ----------------
                                                               $      5,958,000
                                                               ----------------
METALS AND MINERALS - 0.7%
Potash Corp. of Saskatchewan                         120,000   $      9,225,000
                                                               ----------------

OIL AND GAS - EQUIPMENT AND SERVICES - 2.4%
Baker Hughes, Inc.                                    39,234   $      1,353,573
Chevron Corporation                                   55,600          3,808,600
Dresser Industries, Inc.                              79,800          2,384,025
Halliburton Company                                   50,700          3,580,688
Schlumberger Ltd.                                    168,203         18,628,481
                                                               ----------------
                                                               $     29,755,367
                                                               ----------------

OIL AND GAS - EXPLORATION AND PRODUCTION - 2.3%
Anadarko Petroleum Corp.                             211,000   $     11,578,625
Apache Corporation                                   156,440          5,318,965
Louisiana Land & Exploration Corp.                    25,000          1,250,000
Triton Energy Ltd.*                                  230,000          8,452,500
Union Pacific Resources Co.                           79,795          2,164,439
                                                               ----------------
                                                               $     28,764,529
                                                               ----------------
OIL AND GAS - INTEGRATED - 2.5%
Amoco Corporation                                     47,928   $      4,007,979
Atlantic Richfield Company                            20,883          2,842,698
Enron Oil & Gas                                      100,000          1,862,500
Exxon Corp.                                          164,318          9,304,507
Mobil Corp.                                           74,333          9,663,290
Murphy Oil Corporation                                29,700          1,291,950
Sonat Inc.                                            27,200          1,553,800
                                                               ----------------
                                                               $     30,526,724
                                                               ----------------
PAPER AND FOREST PRODUCTS - 0 9%
Champion International Corp.                          41,484   $      1,929,006
Deltic Timber Corp.                                    8,486            215,325
Minnesota Mining & Manufacturing Co.                  26,288          2,287,056
Union Camp Corp.                                      80,309          3,905,025
Weyerhauser Co.                                       61,630          2,819,573
                                                               ----------------
                                                               $     11,155,985
                                                               ----------------
PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                                    152,181   $     12,707,114
                                                               ----------------

PRINTING AND BUSINESS PRODUCTS - 0.8%
American Business Products, Inc.                     146,497   $      3,515,928
Bowne & Company                                       91,770          2,431,905
Deluxe Corporation                                    51,750          1,584,844
Donnelley & Sons                                      47,896          1,640,438
John H. Harland  Co.                                  51,540          1,063,013
                                                               ----------------
                                                               $     10,236,128
                                                               ----------------
PUBLISHING - 3.0%
Dow Jones & Co.                                      180,000   $      7,290,000
Gannett Co., Inc.                                    130,450         11,381,763
Harcourt General Inc.                                 90,000          4,162,500
Houghton Mifflin Co.                                  63,700          3,575,163
McGraw-Hill Companies, Inc. (The)                     60,608          3,083,432
Times Mirror Co. Class A                             151,670          8,379,768
                                                               ----------------
                                                               $     37,872,626
                                                               ----------------

REAL ESTATE INVESTMENT TRUST - 0.0%
SLH Corp.                                              8,990   $        395,560
                                                               ----------------

RESTAURANTS - 0.7%
McDonald's Corp.                                     168,100   $      9,014,363
                                                               ----------------

RETAIL - FOOD AND DRUG - 0.9%
Albertson's, Inc.                                    341,048   $     11,254,584
                                                               ----------------

RETAIL - GENERAL - 2.3%
Procter & Gamble Co.                                 166,600   $     20,949,949
Wal-Mart Stores, Inc.                                294,390          8,316,518
                                                               ----------------
                                                               $     29,266,467
                                                               ----------------
RETAIL - SPECIALTY AND APPAREL - 2.2%
Home Depot, Inc. (The)                               370,000   $     21,459,999
Toys "R" Us, Inc.*                                   201,605          5,745,743
                                                               ----------------
                                                               $     27,205,742
                                                               ----------------
SPECIALTY CHEMICALS AND MATERIALS - 5.3%
Corning, Inc.                                        125,000   $      6,031,250
Dexter Corp.                                          47,829          1,428,891
Dionex Corp.*                                        181,070          8,849,796
Ecolab Inc.                                          132,620          5,404,265
Great Lakes Chemical Corp.                            62,780          2,660,303
International Flavors & Fragrances, Inc.             148,101          6,238,755
International Specialty Products Inc.*                59,000            767,000
Memtec Ltd. ADR                                       77,500          1,792,188
Millipore Corporation                                256,440          9,680,610
Nalco Chemical Co.                                   196,020          7,056,720
Sealed Air Corp.*                                    325,000         15,031,250
                                                               ----------------
                                                               $     64,941,028
                                                               ----------------
TOBACCO - 0.0%
Schweitzer-Mauduit International, Inc.                 5,731   $        186,974
                                                               ----------------
TRANSPORTATION - 0.5%
CSX Corp.                                             15,270   $        711,964
Union Pacific Corp.                                   94,210          6,005,888
                                                               ----------------
                                                               $      6,717,852
                                                               ----------------

    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $423,651,466)                          $  1,181,640,215
                                                               ----------------

--------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS - 5.1%
--------------------------------------------------------------------------------
                                                  FACE AMOUNT
NAME OF COMPANY                                   (000 OMITTED)       VALUE
-------------------------------------------------------------------------------
American General Finance Commercial
  Paper, 5.65%, $                                     20,000   $     20,000,000
Cit Group Holdings Commercial Paper,
  5.62%, 5/1/97                                       11,369         11,369,000
Ford Motor Credit Company Commercial
  Paper, 5.50%, 5/7/97                                13,000         12,988,083
Prudential Funding Commercial Paper,
  5.50%, 5/7/97                                       20,000         19,981,667
                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS
  (IDENTIFIED COST  $64,338,750)                               $     64,338,750
                                                               ----------------

TOTAL INVESTMENTS - 99.8%
  (identified cost $487,990,216)                                 $1,245,978,965
                                                               ----------------

-------------------------------------------------------------------------------
                      LESS SECURITIES SOLD SHORT - 1.6%
--------------------------------------------------------------------------------
NAME OF COMPANY                                       SHARES          VALUE
-------------------------------------------------------------------------------
Intel Corp.                                          100,000   $    (15,312,500)
Hewlett-Packard Co.                                  100,000         (5,250,000)
                                                               ----------------

    TOTAL SECURITIES RECEIVED SOLD SHORT
      (proceeds $20,873,654)                                   $    (20,562,500)
                                                               ----------------

    OTHER ASSETS, LESS LIABILITIES
      EXCLUDING SECURITIES SOLD SHORT - 1.8%                   $     22,661,229
                                                               ----------------

    NET ASSETS - 100%                                          $  1,248,077,694
                                                               ================

*Non-income producing security.

                      See notes to financial statements

                              FINANCIAL STATEMENTS

                     Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                          April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $487,990,216)                                             $1,245,978,965
  Cash                                                                40,630
  Deposits with brokers for securities sold
    short (Note 1E)                                               20,873,654
  Receivable for investments sold                                     13,500
  Dividends and interest receivable                                1,713,885
  Tax reclaim receivable                                              68,444
  Deferred organization expenses (Note 1C)                             7,800
                                                              --------------
      Total assets                                            $1,268,696,878
LIABILITIES:
  Payable to affiliate --
    Trustees' fees                               $     1,912
  Securities sold short, at value (proceeds
    received of $20,873,654) (Note 1E)            20,562,500
  Accrued expenses                                    54,772
                                                 -----------
      Total liabilities                                           20,619,184
                                                              --------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO     $1,248,077,694
                                                              ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
   withdrawals                                                $  489,773,690
  Unrealized appreciation of investments
    (computed on the basis of identified cost)                   758,304,004
                                                              --------------
      Total                                                   $1,248,077,694
                                                              ==============

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
             For the Six Months Ended April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):

  Income --
    Dividends (net of foreign taxes withheld of,
      $73,293)                                                   $  7,748,085
    Interest                                                        1,233,595
                                                                 ------------
        Total income                                             $  8,981,680
  Expenses --
    Investment adviser fee (Note 2)                $ 3,154,717
    Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)          12,632
    Custodian fee                                      150,883
    Legal and accounting services                       41,163
    Dividends on securities sold short                  17,000
    Amortization of organization expenses (Note 1C)      1,079
    Miscellaneous                                        7,692
                                                   -----------
        Total expenses                                              3,385,166
                                                                 ------------
          Net investment income                                  $  5,596,514
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions
  (identified cost basis)                                        $ 41,834,150
Increase in unrealized appreciation --
  Investments (identified cost basis)              $78,269,110
  Securities sold short                                311,154
                                                   -----------
      Net change in unrealized appreciation                        78,580,264
                                                                 ------------
          Net realized and unrealized gain                       $120,414,414
                                                                 ------------
            Net increase in net assets from
              operations                                         $126,010,928
                                                                 ============

                       See notes to financial statements

                              STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED
                                                           APRIL 30, 1997          YEAR ENDED
                                                             (UNAUDITED)        OCTOBER 31, 1996*
                                                         -------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                    $    5,596,514       $  3,104,708
    Net realized gain                                            41,834,150          9,582,500
    Increase in unrealized appreciation                          78,580,264         70,637,961
                                                             --------------       ------------
      Net increase in net assets from operations             $  126,010,928       $ 83,325,169
                                                             --------------       ------------
  Capital transactions --
    Contributions                                            $  244,553,683       $871,076,582
    Withdrawals                                                 (59,286,487)       (17,702,191)
                                                             --------------       ------------
      Net increase in net assets from capital
        transactions                                         $  185,267,196       $853,374,391
                                                             --------------       ------------
        Total increase in net assets                         $  311,278,124       $936,699,560
NET ASSETS:
  At beginning of period                                        936,799,570            100,010
                                                             --------------       ------------
  At end of period                                           $1,248,077,694       $936,799,570
                                                             ==============       ============

* For the period from the start of business, December 1, 1995, to October 31, 1996.

-------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
-------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED
                                               APRIL 30, 1997      OCTOBER 31,
                                                 (UNAUDITED)          1996*
                                               --------------      -----------
RATIOS (AS A PERCENTAGE OF NET ASSETS):
    Expenses                                       0.62%+            0.66%+
    Net investment income gain                     1.03%+            0.91%+
PORTFOLIO TURNOVER                                    3%                6%
AVERAGE COMMISSION RATE (PER SHARE)(1)           $0.0589           $0.0585

  * For the period from the start of business, December 1, 1995, to October 31, 1996.
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The polices are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. SECURITIES SOLD SHORT -- The Portfolio may sell securities short where it owns an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short (a short sale against-the-box). The Portfolio may do this in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The security sold short is segregated as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is realized when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

I. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to April 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

-------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed the level. For the six months ended April 30, 1997 the adviser fee was 0.58% of the Portfolio's average net assets (annualized). Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

-------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $225,853,920 and $36,084,420, respectively.

-------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $487,990,216
                                                                ============
Gross unrealized appreciation                                   $762,365,329
Gross unrealized depreciation                                     (4,376,580)
                                                                ------------
  Net unrealized appreciation                                   $757,988,749
                                                                ============

-------------------------------------------------------------------------------
(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio had no obligations under these financial instruments at April 30, 1997.

-------------------------------------------------------------------------------
(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 1997.

                            INVESTMENT MANAGEMENT

VANCE SANDERS      OFFICERS             INDEPENDENT TRUSTEES
EXCHANGE FUND
24 Federal Street  LANDON T. CLAY       DONALD R. DWIGHT
Boston, MA 02110   President, Trustee   President, Dwight
                                        Partners, Inc.
                   JAMES B. HAWKES      Chairman, Newspapers of
                   Vice President,      New England, Inc.
                   Trustee
                                        SAMUEL L. HAYES, III
                   JAMES L. O'CONNOR    Jacob H. Schiff
                   Treasurer            Professor of
                                        Investment Banking,
                   THOMAS OTIS          Harvard University
                   Secretary            Graduate School of
                                        Business Administration

                                        NORTON H. REAMER
                                        President and Director,
                                        United Asset
                                        Management Corporation

                                        JOHN L. THORNDIKE
                                        Formerly Director,
                                        Fiduciary Company
                                        Incorporated

                                        JACK L. TREYNOR
                                        Investment Adviser and
                                        Consultant

                   ---------------------------------------------

TAX-MANAGED GROWTH OFFICERS             INDEPENDENT TRUSTEES
PORTFOLIO
24 Federal Street  LANDON T. CLAY       DONALD R. DWIGHT
Boston, MA 02110   President, Trustee   President, Dwight
                                        Partners, Inc.
                   JAMES B. HAWKES      Chairman, Newspapers of
                   Vice President,      New England, Inc.
                   Trustee
                                        SAMUEL L. HAYES, III
                   DUNCAN W.            Jacob H. Schiff
                   RICHARDSON           Professor of
                   Vice President and   Investment Banking,
                   Portfolio Manager    Harvard University
                                        Graduate School of
                   JAMES L. O'CONNOR    Business Administration
                   Treasurer
                                        NORTON H. REAMER
                   THOMAS OTIS          President and Director,
                   Secretary            United Asset
                                        Management Corporation

                                        JOHN L. THORNDIKE
                                        Formerly Director,
                                        Fiduciary Company
                                        Incorporated

                                        JACK L. TREYNOR
                                        Investment Adviser and
                                        Consultant

                   INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO Boston Management and Research
                   24 Federal Street
                   Boston, MA 02110

                   ADMINISTRATOR OF VANCE SANDERS EXCHANGE FUND, INC. Eaton Vance Management
                   24 Federal Street
                   Boston, MA 02110

                   CUSTODIAN
                   Investors Bank & Trust Company
                   89 South Street
                   P.O. Box 1537
                   Boston, MA 02205-1537

                   TRANSFER AND DIVIDEND DISBURSING AGENT
                   First Data Investor Services Group
                   Attn: Eaton Vance Funds
                   P.O. Box 5123
                   Westborough, MA 01581-5123